Retirement and Severance Benefits (Reconciliation of Changes in Benefit Obligations of the Benefit Pension Plans) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair value of plan assets at beginning of year	¥ 1,775,007
Service cost	55,371	50,285	49,660
Interest cost	57,093	51,239	50,114
Fair value of plan assets at end of year	1,746,518	1,775,007
Funded status	(495,151)	(439,100)
Benefit Obligations [Member]
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)
Benefit obligations at end of year	2,241,669	2,214,107
Change in Plan Assets [Member]
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)
Fair value of plan assets at end of year	¥ 1,746,518	¥ 1,775,007